Operating Leases (Tables)	12 Months Ended
Sep. 30, 2025
Operating Lease [Abstract]
Schedule of Operating Lease

As of September 30, 2024 and 2025, operating lease consist of the following:

	As of September 30,
	2024	2025
Right-of-use assets, costs	$163,592	$40,789
Accumulated amortization	(47,596)	(42,412)
Modification	-	30,364
Disposal due to early termination	(83,285)	-
Right-of-use assets, net	$32,711	$28,741

As of September 30, 2024 and 2025, operating lease liabilities consist of the following:

	As of September 30,
	2024	2025
Operating lease liabilities - current portion	$41,019	$30,818
Operating lease liabilities - non-current portion	-	-
Total	$41,019	$30,818

Other lease information is as follows:

	As of September 30,
	2023	2024	2025
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows used in operating leases	$44,872	$39,231	$42,014
Right-of-use assets obtained in exchange for new operating lease liabilities	$123,162	$40,789	$-
Weighted-average remaining lease term - operating leases	2.9 years	1 year	0.75 year
Weighted-average discount rate - operating leases	3.375%	3.375%	2.75%

Schedule of Future Minimum Lease Payments Under Operating Lease

The following is a maturity analysis of the annual undiscounted cash flows for operating lease liabilities as of September 30, 2024 and 2025:

	As of September 30,
	2024	2025
Year 1	$41,538	$31,630
Total lease payments	$41,538	$31,630
Less: imputed interest	(519)	(812)
Total operating lease liabilities, net of interest	$41,019	$30,818